Cullen International High Dividend Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS — 94.82%	Shares	Fair Value
Australia - 1.67%
Rio Tinto Ltd.	73,728	$5,946,180
Sonic Healthcare Ltd.	12,124	171,696
		6,117,876
Brazil - 0.54%
Petroleo Brasileiro S.A.	311,190	1,968,069

Canada - 4.57%
Enbridge, Inc.	196,007	9,890,152
Power Corp of Canada	158,873	6,875,800
		16,765,952
China - 5.82%
Midea Group Company Ltd.	773,187	8,160,027
Zijin Mining Group Company Ltd.	3,150,058	13,170,613
		21,330,640
Finland - 0.04%
UPM-Kymmene OYJ	5,161	141,335

France - 7.28%
BNP Paribas S.A.	107,244	9,808,290
Cie de Saint-Gobain S.A.	80,250	8,694,728
Cie Generale des Etablissements Michelin SCA	90,553	3,260,969
Pernod Ricard S.A.	2,210	217,564
Sanofi S.A.	6,083	575,991
TotalEnergies S.E. - ADR	500	29,845
Veolia Environnement S.A.	100	3,410
Vinci S.A.	29,407	4,086,520
		26,677,317
Germany - 9.84%
Deutsche Post A.G.	80,410	3,593,109
Deutsche Telekom A.G.	128,185	4,366,951
Mercedes-Benz Group A.G.	60,388	3,806,043
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	15,970	10,195,865
Siemens A.G.	52,209	14,094,497
		36,056,465
Ireland - 4.07%
AIB Group plc	1,290,212	11,761,874
Smurfit WestRock plc	74,210	3,159,120
		14,920,994
Italy - 7.55%
Enel SpA	1,112,836	10,545,247
UniCredit SpA	225,039	17,123,412
		27,668,659
Japan - 16.82%
Bridgestone Corporation	96,000	4,437,514
Komatsu Ltd.	140,000	4,877,836
MS&AD Insurance Group Holdings, Inc.	402,673	9,120,081
Nippon Telegraph & Telephone Corporation	6,824,298	7,134,500
SoftBank Corporation	7,983,315	11,743,364
Tokio Marine Holdings, Inc.	356,425	15,086,968
Toyota Motor Corporation	480,467	9,229,259
		61,629,522
Mexico - 2.31%
Coca-Cola Femsa S.A.B. de C.V.	505,872	4,196,544
Prologis Property Mexico S.A. de CV	1,041,333	4,263,844
		8,460,388
Netherlands - 2.49%
NN Group N.V.	129,500	9,131,509

Norway - 1.39%
DNB Bank ASA	186,930	5,094,433
COMMON STOCKS — 94.82% (Continued)	Shares	Fair Value
Singapore - 0.98%
CapLand Ascendas REIT	72,009	$155,834
United Overseas Bank Ltd.	128,041	3,438,759
		3,594,593
Spain - 2.34%
Iberdrola S.A.	453,921	8,591,943

Sweden - 1.42%
Svenska Handelsbanken A.B., A Shares	100,068	1,305,615
Volvo A.B., B Shares	135,440	3,894,822
		5,200,437
Switzerland - 5.70%
Julius Baer Group Ltd.	14,780	1,029,245
Nestle S.A.	15,190	1,395,083
Novartis A.G. - ADR	82,530	10,583,647
Roche Holding A.G.	1,010	336,339
Zurich Insurance Group A.G.	10,560	7,548,681
		20,892,995
Taiwan - 3.14%
ASE Technology Holding Company Ltd.	1,452,164	7,928,594
Quanta Computer, Inc.	375,653	3,598,083
		11,526,677
United Kingdom - 16.85%
3i Group plc	187,658	10,344,264
BAE Systems plc	463,036	12,889,264
British American Tobacco plc - ADR	212,483	11,278,598
Coca-Cola Europacific Partners plc	57,150	5,166,932
Diageo plc	175,194	4,191,985
National Grid plc	531,963	7,643,598
Shell plc	116,854	4,164,796
Tesco plc	1,021,317	6,121,456
		61,800,893

Total Common Stocks (Cost $247,618,026)		347,570,697

PREFERRED STOCK — 2.78%
South Korea - 2.78%
Samsung Electronics Company Ltd.	215,207	10,208,922

Total Preferred Stock (Cost $7,723,339)		10,208,922

Total Investments - 97.60%
(Cost $255,341,365)		$357,779,619
Other Assets in Excess of Liabilities - 2.40%		8,811,655

NET ASSETS - 100.00%		$366,591,274

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

1

Cullen High Dividend Equity Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS — 99.09%	Shares	Fair Value
Communications - 6.75%
AT&T, Inc.	704,365	$19,891,268
BCE, Inc.	301,520	7,052,553
Comcast Corporation, Class A	340,083	10,685,408
Omnicom Group, Inc.	97,895	7,981,379
		45,610,608
Consumer Discretionary - 4.94%
Genuine Parts Company	114,495	15,869,007
Lowe’s Companies, Inc.	69,505	17,467,302
		33,336,309
Consumer Staples - 10.44%
Altria Group, Inc.	231,570	15,297,514
Diageo plc - ADR	96,685	9,226,650
Philip Morris International, Inc.	111,620	18,104,764
Target Corporation	107,080	9,605,076
Unilever plc - ADR	308,730	18,301,514
		70,535,518
Energy - 6.75%
Chevron Corporation	84,830	13,173,251
ConocoPhillips	167,485	15,842,406
Exxon Mobil Corporation	146,830	16,555,082
		45,570,739
Financials - 20.42%
Bank of America Corporation	425,450	21,948,966
Chubb Ltd.	67,095	18,937,564
Citigroup, Inc.	206,385	20,948,078
JPMorgan Chase & Company	68,710	21,673,195
Morgan Stanley	135,040	21,465,958
Travelers Companies, Inc. (The)	76,965	21,490,167
Truist Financial Corporation	252,145	11,528,069
		137,991,997
Health Care - 13.58%
Becton Dickinson & Company	39,360	7,367,011
Johnson & Johnson	131,315	24,348,427
Medtronic plc	198,540	18,908,950
Merck & Company, Inc.	161,165	13,526,578
Novartis AG - ADR	149,845	19,216,123
UnitedHealth Group, Inc.	24,035	8,299,286
		91,666,375
Industrials - 14.06%
General Dynamics Corporation	61,715	21,044,815
Johnson Controls International plc	170,625	18,760,219
RTX Corporation	159,735	26,728,457
Siemens AG - ADR	160,045	21,607,675
United Parcel Service, Inc., Class B	82,135	6,860,737
		95,001,903
Materials - 0.70%
Dow, Inc.	205,405	4,709,937

Real Estate - 5.90%
Crown Castle, Inc.	130,455	12,587,603
Healthpeak Properties, Inc.	616,045	11,797,262
VICI Properties, Inc.	473,650	15,445,726
		39,830,591
Technology - 9.72%
Broadcom, Inc.	57,025	18,813,118
Cisco Systems, Inc.	298,500	20,423,370
Microsoft Corporation	34,560	17,900,352
QUALCOMM, Inc.	51,070	8,496,005
		65,632,845
Utilities - 5.83%
Duke Energy Corporation	157,630	19,506,713
NextEra Energy, Inc.	263,460	19,888,595
		39,395,308

Total Common Stocks (Cost $310,025,623)		669,282,130
Fair Value
Total Investments - 99.09%
(Cost $310,025,623)	$669,282,130
Other Assets in Excess of Liabilities - 0.91%	6,143,840

NET ASSETS - 100.00%	$675,425,970

ADR - American Depositary Receipt

1

Cullen Small Cap Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS — 99.35%	Shares	Fair Value
Consumer Discretionary - 19.78%
Carter’s, Inc.	3,893	$109,860
Crocs, Inc.(a)	1,298	108,448
M/I Homes, Inc.(a)	3,326	480,407
Malibu Boats, Inc., Class A(a)	8,844	286,988
Marriott Vacations Worldwide Corporation	6,292	418,796
Masterbrand, Inc.(a)	38,022	500,749
Under Armour, Inc., Class C(a)	18,850	91,046
		1,996,294
Energy - 10.00%
Civitas Resources, Inc.	5,035	163,638
Coterra Energy, Inc.	6,427	151,999
Helmerich & Payne, Inc.	9,154	202,212
Select Water Solutions, Inc., Class A	17,831	190,613
Viper Energy, Inc., Class A	7,864	300,561
		1,009,023
Financials - 38.00%
Ameris Bancorp	4,997	366,330
Enterprise Financial Services Corporation	5,041	292,277
First Horizon Corporation	21,121	477,546
First Interstate BancSystem, Inc., Class A	5,245	167,158
LendingTree, Inc.(a)	12,002	776,890
loanDepot, Inc., Class A(a)	178,542	548,124
PennyMac Financial Services, Inc.	2,207	273,403
Simmons First National Corporation, Class A	14,717	282,125
SouthState Bank Corporation	3,009	297,500
WesBanco, Inc.	11,080	353,784
		3,835,137
Health Care - 1.10%
Varex Imaging Corporation(a)	8,993	111,513

Industrials - 4.19%
Great Lakes Dredge & Dock Corporation(a)	25,123	301,225
Korn Ferry	1,745	122,115
		423,340
Materials - 6.95%
Avient Corporation	9,082	299,252
Huntsman Corporation	10,584	95,044
Quaker Chemical Corporation	2,330	306,978
		701,274
Real Estate - 17.36%
Cousins Properties, Inc.	14,620	423,103
Douglas Elliman, Inc.(a)	259,311	741,629
Highwoods Properties, Inc.	10,763	342,479
Newmark Group, Inc., Class A	13,154	245,322
		1,752,533
Utilities - 1.97%
Portland General Electric Company	4,514	198,616

Total Common Stocks (Cost $7,819,792)		10,027,730

Total Investments - 99.35%
(Cost $7,819,792)		$10,027,730
Other Assets in Excess of Liabilities - 0.65%		65,286

NET ASSETS - 100.00%		$10,093,016

(a)	Non-income producing security.

1

Cullen Value Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS — 94.37%	Shares	Fair Value
Communications - 5.40%
Comcast Corporation, Class A	12,155	$381,910
Verizon Communications, Inc.	11,700	514,215
Walt Disney Company (The)	4,773	546,509
		1,442,634
Consumer Discretionary - 5.78%
BorgWarner, Inc.	9,045	397,618
Daimler A.G. - ADR	22,750	357,403
Lowe’s Companies, Inc.	3,145	790,370
		1,545,391
Consumer Staples - 5.88%
Archer-Daniels-Midland Company	5,149	307,601
Mondelez International, Inc., Class A	8,495	530,683
Unilever plc - ADR	12,393	734,657
		1,572,941
Energy - 4.34%
Chevron Corporation	4,044	627,993
ConocoPhillips	5,621	531,690
		1,159,683
Financials - 23.58%
Allstate Corporation (The)	4,396	943,601
American Express Company	1,759	584,269
Bank of America Corporation	15,380	793,454
Chubb Ltd.	2,860	807,235
Citigroup, Inc.	12,716	1,290,675
JPMorgan Chase & Company	2,995	944,713
Morgan Stanley	5,890	936,274
		6,300,221
Health Care - 13.97%
Becton Dickinson & Company	2,033	380,517
Bristol-Myers Squibb Company	6,960	313,896
Cigna Group (The)	2,202	634,727
Johnson & Johnson	3,988	739,454
Medtronic plc	7,005	667,156
Merck & Company, Inc.	5,697	478,149
UnitedHealth Group, Inc.	1,510	521,403
		3,735,302
Industrials - 16.32%
Boeing Company (The)(a)	2,417	521,661
Canadian National Railway Company	4,242	400,021
General Dynamics Corporation	2,325	792,825
Johnson Controls International plc	6,950	764,153
RTX Corporation	6,897	1,154,074
Siemens A.G. - ADR	5,400	729,054
		4,361,788
Materials - 3.82%
Axalta Coating Systems Ltd.(a)	14,400	412,128
Packaging Corporation of America	2,800	610,204
		1,022,332
Technology - 12.98%
Applied Materials, Inc.	4,157	851,104
Arrow Electronics, Inc.(a)	5,622	680,262
Cisco Systems, Inc.	12,901	882,687
Oracle Corporation	3,750	1,054,650
		3,468,703
Utilities - 2.30%
NextEra Energy, Inc.	8,155	615,621

Total Common Stocks (Cost $13,183,724)		25,224,616

EXCHANGE-TRADED FUNDS — 2.98%
Equity - 2.98%
Communication Services Select Sector SPDR Fund	3,340	395,356
Industrial Select Sector SPDR Fund	2,605	401,769
		797,125

Total Exchange-Traded Funds (Cost $719,863)		797,125
Fair Value
Total Investments - 97.35%
(Cost $13,903,587)	$26,021,741
Other Assets in Excess of Liabilities - 2.65%	707,585

NET ASSETS - 100.00%	$26,729,326

(a)	Non-income producing security.

ADR - American Depositary Receipt

SPDR - Standard & Poor’s Depositary Receipt

1

Cullen Emerging Markets High Dividend Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS — 93.73%	Shares	Fair Value
Brazil - 3.00%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	3,232,510	$18,645,709
Petroleo Brasileiro S.A.	3,294,309	20,834,309
SLC Agricola S.A.	1,324,499	4,096,209
		43,576,227
Canada - 0.47%
Lundin Mining Corporation	454,245	6,777,194

China - 22.67%
Alibaba Group Holding Ltd.	3,106,200	69,468,222
BYD Company Ltd., H Shares	608,827	8,605,673
China Construction Bank Corporation, H Shares	50,715,185	48,644,858
Midea Group Company Ltd.	2,914,739	30,761,444
PetroChina Company Ltd., H Shares	10,158,000	9,209,002
Sands China Ltd.	1,197,000	3,326,138
Tencent Holdings Ltd.	948,192	80,795,997
Trip.com Group Ltd.	171,276	12,989,303
Zijin Mining Group Company Ltd.	15,581,646	65,147,954
		328,948,591
Greece - 4.75%
Eurobank Ergasias Services and Holdings S.A., Class A	9,725,062	37,617,837
OPAP S.A.	1,344,890	31,372,346
		68,990,183
Hong Kong - 3.48%
AIA Group Ltd.	3,652,100	35,002,006
Galaxy Entertainment Group Ltd.	2,833,000	15,577,031
		50,579,037
India - 8.30%
Embassy Office Parks REIT	3,157,668	14,993,072
ICICI Bank Ltd. - ADR	1,362,803	41,197,535
NHPC Ltd.	16,640,411	16,176,515
NTPC Ltd.	2,938,000	11,260,386
Oil & Natural Gas Corporation Ltd.	1,246,895	3,359,056
Power Grid Corporation of India Ltd.	3,889,632	12,265,099
REC Ltd.	2,098,663	8,799,168
State Bank of India	1,272,687	12,487,039
Vedanta Ltd.	1,000	5,246
		120,543,116
Kazakhstan - 0.65%
Kaspi.KZ JSC - ADR	100	8,168
NAC Kazatomprom JSC	175,706	9,385,169
		9,393,337
Luxembourg - 1.61%
Millicom International Cellular S.A.	481,821	23,387,591

Malaysia - 0.80%
CIMB Group Holdings Bhd	222,351	388,543
Tenaga Nasional Bhd	3,568,274	11,217,620
		11,606,163
Mexico - 4.64%
Arca Continental S.A.B. de C.V.	1,051,922	11,046,536
Coca-Cola Femsa S.A.B. de C.V.	1,481,901	12,293,351
Grupo Financiero Banorte S.A.B. de C.V.	1,930,156	19,381,857
Prologis Property Mexico S.A. de C.V.	6,024,510	24,667,969
		67,389,713
Panama - 1.27%
Copa Holdings S.A., Class A	155,565	18,484,233

Philippines - 1.79%
DigiPlus Interactive Corporation	2,087,000	903,889
COMMON STOCKS — 93.73% (Continued)	Shares	Fair Value
Philippines - 1.79% (Continued)
International Container Terminal Services, Inc.	3,101,730	$25,111,607
		26,015,496
Poland - 1.00%
Bank Polska Kasa Opieki S.A.	1	48
Powszechna Kasa Oszczednosci Bank Polski S.A.	745,800	14,490,814
		14,490,862
Saudi Arabia - 0.03%
Saudi Arabian Oil Company	55,500	364,415

South Korea - 11.28%
Hyundai Motor Company	28,251	4,328,848
KB Financial Group, Inc.	437,450	36,087,580
Korea Shipbuilding & Offshore Engineering Company	116,000	33,973,567
KT&G Corporation	393,059	37,423,683
Macquarie Korea Infrastructure Fund	173,989	1,426,974
Samsung Electronics Company Ltd.	842,168	50,463,430
		163,704,082
Taiwan - 17.81%
ASE Technology Holding Company Ltd.	6,274,207	34,256,213
Hon Hai Precision Industry Company Ltd.	2,635,000	18,812,427
MediaTek, Inc.	425,770	18,463,721
Quanta Computer, Inc.	2,293,747	21,969,988
Sinbon Electronics Company Ltd.	466,738	3,537,118
Sunonwealth Electric Machine Industry Company Ltd.	3,765,329	15,713,731
Taiwan Semiconductor Manufacturing Company Ltd.	1,455,400	63,213,191
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	172,210	48,096,531
Wiwynn Corporation	315,101	34,522,608
		258,585,528
Turkey - 0.05%
KOC Holding A/S	174,390	726,534

United Arab Emirates - 5.39%
Air Arabia PJSC	8,436,975	8,628,659
Aldar Properties PJSC	14,796,800	38,217,536
Emaar Development PJSC	581,960	2,132,325
Emaar Properties PJSC	3,107,900	11,041,024
Emirates NBD Bank PJSC	2,377,800	15,729,444
TECOM Group PJSC	2,899,308	2,549,345
		78,298,333
United Kingdom - 3.79%
Airtel Africa plc 144A(a)	338,282	1,110,899
Anglo American plc	421,203	15,882,436
Metlen Energy & Metals plc(b)	683,815	38,012,022
		55,005,357
United States - 0.47%
Laureate Education, Inc.(b)	214,570	6,767,538

Vietnam - 0.48%
Gemadept Corporation	2,426,000	6,242,321
Ho Chi Minh City Securities Corporation	721,700	729,358
		6,971,679

Total Common Stocks (Cost $975,466,589)		1,360,605,209

1

Cullen Emerging Markets High Dividend Fund
Schedule of Investments (continued)
September 30, 2025 (Unaudited)

PARTICIPATION (EQUITY LINKED) NOTES — 3.57%	Shares	Fair Value
China - 3.57%
Contemporary Amperex Technology Company Ltd.(b)	802,607	$45,325,600
Midea Group Company Ltd.(b)	641,000	6,542,865
		51,868,465
Total Participation (Equity Linked) Notes
(Cost $35,822,711)		51,868,465
PREFERRED STOCK — 1.56%
Brazil - 1.56%
Itau Unibanco Holding S.A.	3,078,680	22,576,871

Total Preferred Stock (Cost $20,265,709)		22,576,871

Total Investments - 98.86%
(Cost $1,031,555,009)		$1,435,050,545
Other Assets in Excess of Liabilities - 1.14%		16,549,860

NET ASSETS - 100.00%		$1,451,600,405

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025, the total market value of Rule 144A securities is $1,110,899 or 0.08% of net assets.

(b)	Non-income producing security.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

2

Cullen Enhanced Equity Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS — 100.47%	Shares	Fair Value
Communications - 9.05%
BCE, Inc.	188,374	$4,406,068
Comcast Corporation, Class A	110,639	3,476,277
Verizon Communications, Inc.	121,128	5,323,576
		13,205,921
Consumer Discretionary - 2.12%
Genuine Parts Company	22,350	3,097,710

Consumer Staples - 13.68%
Altria Group, Inc.	68,176	4,503,707
Diageo plc - ADR	42,868	4,090,893
Kenvue, Inc.	188,106	3,052,960
Keurig Dr Pepper, Inc.	142,830	3,643,593
Sysco Corporation	56,918	4,686,628
		19,977,781
Energy - 10.87%
ConocoPhillips	58,003	5,486,504
EOG Resources, Inc.	48,761	5,467,083
Exxon Mobil Corporation	43,641	4,920,523
		15,874,110
Financials - 14.88%
Bank of America Corporation	94,319	4,865,917
Citigroup, Inc.	43,000	4,364,500
JPMorgan Chase & Company	13,713	4,325,492
PNC Financial Services Group, Inc. (The)	15,764	3,167,461
Truist Financial Corporation	109,000	4,983,480
		21,706,850
Health Care - 13.95%
Becton Dickinson & Company	24,048	4,501,064
Bristol-Myers Squibb Company	96,000	4,329,600
Medtronic plc	65,423	6,230,887
Merck & Company, Inc.	63,161	5,301,103
		20,362,654
Industrials - 10.09%
General Dynamics Corporation	9,657	3,293,037
Norfolk Southern Corporation	10,623	3,191,255
PACCAR, Inc.	50,267	4,942,251
United Parcel Service, Inc., Class B	39,603	3,308,039
		14,734,582
Materials - 4.40%
PPG Industries, Inc.	34,124	3,586,773
Smurfit WestRock plc	66,740	2,841,122
		6,427,895
Real Estate - 6.93%
Healthpeak Properties, Inc.	237,925	4,556,264
VICI Properties, Inc.	170,385	5,556,255
		10,112,519
Technology - 6.82%
Cisco Systems, Inc.	89,983	6,156,637
International Business Machines Corporation	13,470	3,800,695
		9,957,332
Utilities - 7.68%
Duke Energy Corporation	46,113	5,706,484
PPL Corporation	148,030	5,500,795
		11,207,279
Total Common Stocks (Cost $141,716,514)		146,664,633

Total Investments - 100.47%
(Cost $141,716,514)		$146,664,633
Liabilities in Excess of Other Assets - (0.47)%		(688,173)

NET ASSETS - 100.00%		$145,976,460

ADR - American Depositary Receipt

SCHEDULE OF WRITTEN OPTION CONTRACTS

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
Written Call Options - (0.13%)
Altria Group, Inc.	(681)	$(4,498,686)	$67.50	October 2025	$(38,136)
Bank of America Corporation	(472)	(2,435,048)	55.00	October 2025	(12,744)
Citigroup, Inc.	(215)	(2,182,250)	110.00	October 2025	(12,040)
Duke Energy Corporation	(461)	(5,704,875)	125.00	October 2025	(55,781)
Genuine Parts Company	(223)	(3,090,780)	145.00	October 2025	(15,053)
PACCAR, Inc.	(252)	(2,477,664)	100.00	October 2025	(45,360)
Truist Financial Corporation	(545)	(2,491,740)	48.00	October 2025	(11,445)
Total Written Call Options (Premiums received $205,026)					$(190,559)

1

ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

VALUATION OF SECURITIES

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds’ adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2025, all written option contracts held are exchange-traded.

Equity Linked Certificates/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in equity linked certificates (“ELCs”). The Funds may purchase ELCs pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. ELCs are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. ELCs involve transaction costs, which may be higher than those applicable to the equity securities. An investment in an ELC may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the ELC’s performance may differ from that of the underlying security. The holder of the ELC is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for an ELC or that the trading price of an ELC will equal the value of the underlying security. ELCs are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2025 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks
Australia	$—	$6,117,876	$—	$6,117,876
Brazil	1,968,069	—	—	1,968,069
Canada	16,765,952	—	—	16,765,952
China	—	21,330,640	—	21,330,640
Finland	—	141,335	—	141,335
France	29,845	26,647,472	—	26,677,317
Germany	—	36,056,465	—	36,056,465
Ireland	3,159,120	11,761,874	—	14,920,994
Italy	—	27,668,659	—	27,668,659
Japan	—	61,629,522	—	61,629,522
Mexico	8,460,388	—	—	8,460,388
Netherlands	—	9,131,509	—	9,131,509
Norway	—	5,094,433	—	5,094,433
Singapore	—	3,594,593	—	3,594,593
Spain	—	8,591,943	—	8,591,943
Sweden	—	5,200,437	—	5,200,437
Switzerland	10,583,647	10,309,348	—	20,892,995
Taiwan	—	11,526,677	—	11,526,677
United Kingdom	16,445,530	45,355,363	—	61,800,893
Preferred Stock
South Korea	—	10,208,922	—	10,208,922
Total	$57,412,551	$300,367,068	$—	$357,779,619

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$669,282,130	$—	$—	$669,282,130
Total	$669,282,130	$—	$—	$669,282,130

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$10,027,730	$—	$—	$10,027,730
Total	$10,027,730	$—	$—	$10,027,730

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$25,224,616	$—	$—	$25,224,616
Exchange-Traded Funds	797,125	—	—	797,125
Total	$26,021,741	$—	$—	$26,021,741

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
Brazil	$43,576,227	$—	$—	$43,576,227
Canada	6,777,194	—	—	6,777,194
China	—	328,948,591	—	328,948,591
Greece	31,372,346	37,617,837	—	68,990,183
Hong Kong	—	50,579,037	—	50,579,037
India	41,197,535	79,345,581	—	120,543,116
Kazakhstan	8,168	9,385,169	—	9,393,337
Luxembourg	23,387,591	—	—	23,387,591
Malaysia	—	11,606,163	—	11,606,163
Mexico	67,389,713	—	—	67,389,713
Panama	18,484,233	—	—	18,484,233
Philippines	903,889	25,111,607	—	26,015,496
Poland	—	14,490,862	—	14,490,862
Saudi Arabia	—	364,415	—	364,415
South Korea	—	163,704,082	—	163,704,082
Taiwan	48,096,531	210,488,997	—	258,585,528
Turkey	—	726,534	—	726,534
United Arab Emirates	29,319,813	48,978,520	—	78,298,333
United Kingdom	38,012,022	16,993,335	—	55,005,357
United States	6,767,538	—	—	6,767,538
Vietnam	—	6,971,679	—	6,971,679
Participation (Equity Linked) Notes(b)
China	—	51,868,465	—	51,868,465
Preferred Stocks
Brazil	22,576,871	—	—	22,576,871
Total	$377,869,671	$1,057,180,874	$—	$1,435,050,545

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value(a)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$146,664,633	$—	$—	$146,664,633
Total	$146,664,633	$—	$—	$146,664,633

Other Financial Instruments(C)
Written Options	$(190,559)	$—	$—	$(190,559)
Total	$(190,559)	$—	$—	$(190,559)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

(b)	Participation (Equity Linked) Notes are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.

(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.